MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST             Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2000             New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, experienced robust growth during the six-month period ended January 31, 2000. As a result, the financial markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points, from 4.75 percent to 5.50 percent. Subsequently, on February 2, 2000, the federal funds rate was raised an additional 25 basis points.

The U.S. stock market reached new highs during the second half of 1999 before pulling back in late January and early February. Technology stocks, particularly those related to information processing, telecommunications and semiconductors, led the equity market during this period. Consumer staples also performed well during the period, rising nearly 30 percent. Lagging the broad market were pollution control, auto parts, energy and aerospace.

PERFORMANCE AND PORTFOLIO

For the six-month period ended January 31, 2000, Morgan Stanley Dean Witter Total Return Trust's Class B shares returned 10.87 percent, compared to 5.59 percent for the Standard & Poor's 500 Composite Stock Price Index. For the same period the Fund's Class A, C and D shares returned 11.17 percent, 10.76 percent and 11.32 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

PORTFOLIO STRATEGY

According to TCW Investment Management Company (TCW), the Fund's sub-advisor, the Fund's investment process begins with the development of a long-term economic forecast. This forecast is then used to identify

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST certain market sectors that will assist in obtaining the Fund's objective of high total return from capital growth and income. Individual stock selection is based on a combination of reasonable value and earnings growth potential. TCW believes that earnings and cash flow growth drive stock prices. However, the sub-advisor does not believe in growth at any price, focusing instead on undervalued stocks poised for significant earnings improvement. TCW looks for companies that are generating improving returns on invested capital. This leads the sub-advisor to a combination of out-of-favor cyclical stocks and undervalued growth stocks. This approach has resulted in the following sector allocations: technology (27.3 percent of the Fund's assets), financial services (17.7 percent) and energy and oil services (11.2 percent). Together these three sectors accounted for 56.2 percent of the Fund's net assets.

Technology continues to be the Fund's largest sector holding, because of its positive long-term growth characteristics. Investments are spread among three categories: electronic componentry and instrumentation, telecommunications and information processing. The companies included in this sector are generally dominant in their respective fields such as Agilent Technologies and Intel (electronics componentry and instrumentation), Motorola and Williams Communications (telecommunications) and Siebel Systems, Cisco Systems and Microsoft (information processing).

With respect to the financial services sector, investments include capital-markets-related stocks such as Charles Schwab and Merrill Lynch, which have benefited from the strong stock market, and credit-card companies that are thriving because of the rise in consumer spending. The Fund's financial services holdings also include the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, two highly regarded federally sponsored mortgage lenders, which TCW believes are near the bottom of their valuation spread.

While some segments of the energy and oil services sector did not perform well in 1999, TCW believes that this may change in 2000. By the end of January, oil prices have risen from around $12 per barrel to near $26 per barrel, which resulted in an increase in rig counts. Not only is activity in North America expanding, but other regions are also showing signs of increased operations, with noticeable pickups in Brazil, West Africa and Southeast Asia.

LOOKING AHEAD

Propelled by the lowest unemployment rate in thirty years, a booming stock market and an improving world economy, the U.S. economic expansion should continue throughout 2000. TCW believes that gross domestic product (GDP) growth could average 3.8 percent in 2000, down modestly from the

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

4.1 percent rate of the last two years. Most of the slowdown is expected to come from the consumer sector, where the demand for vehicles and housing has been outpacing basic demographic trends. The Federal Reserve is likely to increase short-term interest rates in an attempt to contain nascent inflationary pressures, which thus far have been controlled by technology enhancements producing extraordinary productivity gains. As measured by the consumer price index, inflation in 2000 should increase by 2.5 percent, up modestly from the
2.2 percent experienced in 1999.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Return Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FUND PERFORMANCE January 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
1 Year                     25.50%(1)  18.91%(2)
Since Inception (7/28/97)  20.52%(1)  17.96%(2)

                   CLASS B+
-----------------------------------------------
PERIOD ENDED 1/31/00
--------------------------
5 Years                     24.22%(1)  24.06%(2)
1 Year                      24.80%(1)  19.80%(2)
Since Inception (11/30/94)  23.51%(1)  23.43%(2)

                  CLASS C++
----------------------------------------------
PERIOD ENDED 1/31/00
-------------------------
1 Year                     25.01%(1)  24.01%(2)
Since Inception (7/28/97)  19.81%(1)  19.81%(2)

                   CLASS D#
-----------------------------------------------
PERIOD ENDED 1/31/00
--------------------------
1 Year                      25.79%(1)
Since Inception (7/28/97)   20.80%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (98.0%)
            Aerospace (0.8%)
  55,500    Boeing Co. ..................  $  2,459,344
                                           ------------
            Air Freight/Delivery Services (0.9%)
  51,800    FedEx Corp.*.................     2,049,337
  14,500    United Parcel Service, Inc.
             (Class B)...................       862,750
                                           ------------
                                              2,912,087
                                           ------------
            Auto Parts: O.E.M. (1.5%)
 263,498    Delphi Automotive Systems
             Corp. ......................     4,561,809
                                           ------------
            Beverages - Non-Alcoholic (1.8%)
   2,100    Coca Cola Co. ...............       120,619
 160,950    PepsiCo, Inc. ...............     5,492,419
                                           ------------
                                              5,613,038
                                           ------------
            Biotechnology (1.6%)
  80,900    Amgen Inc.*..................     5,152,319
                                           ------------
            Casino/Gambling (3.5%)
 278,600    Harrah's Entertainment,
             Inc.*.......................     5,554,587
 428,800    Mirage Resorts, Inc.*........     5,360,000
                                           ------------
                                             10,914,587
                                           ------------
            Cellular Telephone (1.8%)
  32,700    Powertel, Inc.*..............     2,857,162
  24,100    Voicestream Wireless
             Corp.*......................     2,827,231
                                           ------------
                                              5,684,393
                                           ------------
            Computer Communications (4.1%)
 117,450    Cisco Systems, Inc.*.........    12,853,434
                                           ------------

            Computer Software (7.2%)
  87,700    Microsoft Corp.*.............     8,578,156
 152,000    Siebel Systems, Inc.*........    13,936,500
                                           ------------
                                             22,514,656
                                           ------------
            Construction/Agricultural
             Equipment/Trucks (2.3%)
 166,800    Deere & Co. .................     7,287,075
                                           ------------

            Contract Drilling (1.2%)
 144,600    Santa Fe International
             Corp. ......................     3,868,050
                                           ------------
            Discount Chains (1.9%)
 109,300    Wal-Mart Stores, Inc. .......     5,984,175
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Diversified Financial Services (1.9%)
  15,900    American Express Co. ........  $  2,620,519
  60,200    Citigroup, Inc. .............     3,457,737
                                           ------------
                                              6,078,256
                                           ------------
            Diversified Manufacturing (0.1%)
   1,875    Honeywell International
             Inc. .......................        90,000
                                           ------------

            E.D.P. Services (0.6%)
  29,100    Amdocs Ltd.*.................     1,547,756
   7,400    Infonet Services Corp. (Class
             B)*.........................       209,050
                                           ------------
                                              1,756,806
                                           ------------
            Electric Utilities (3.8%)
 291,100    Montana Power Co. ...........    11,789,550
                                           ------------

            Electronic Data Processing (1.8%)
 143,400    Dell Computer Corp.*.........     5,511,937
                                           ------------

            Electronic Production Equipment (0.8%)
  19,100    Applied Materials, Inc.*.....     2,620,281
                                           ------------

            Finance Companies (1.5%)
  34,400    Fannie Mae...................     2,061,850
  50,400    Freddie Mac..................     2,529,450
                                           ------------
                                              4,591,300
                                           ------------
            Insurance Brokers/Services (1.4%)
  47,700    Marsh & McLennan Companies,
             Inc. .......................     4,483,800
                                           ------------

            Integrated Oil Companies (4.7%)
  46,300    Chevron Corp. ...............     3,868,944
  76,200    Exxon Mobil Corp. ...........     6,362,700
  82,100    Royal Dutch Petroleum Co.
             (ADR) (Netherlands).........     4,520,631
                                           ------------
                                             14,752,275
                                           ------------
            Investment Bankers/Brokers/
             Services (4.5%)
   8,500    Goldman Sachs Group, Inc.
             (The).......................       778,812
  61,100    Merrill Lynch & Co., Inc. ...     5,300,425
 225,400    Schwab (Charles) Corp. ......     8,128,487
                                           ------------
                                             14,207,724
                                           ------------
            Investment Managers (0.9%)
  71,000    Price (T.) Rowe Associates,
             Inc. .......................     2,746,812
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Life Insurance (1.3%)
  96,100    Hartford Life, Inc. (Class A)  $  3,910,069
                                           ------------

            Major Banks (1.1%)
  15,900    Morgan (J.P.) & Co., Inc. ...     1,952,719
  36,400    Wells Fargo & Co. ...........     1,456,000
                                           ------------
                                              3,408,719
                                           ------------
            Major Pharmaceuticals (6.3%)
   9,200    Johnson & Johnson............       791,775
  97,800    Lilly (Eli) & Co. ...........     6,540,375
  38,000    Merck & Co., Inc. ...........     2,994,875
 102,400    Pharmacia & Upjohn, Inc. ....     4,812,800
  63,200    Schering-Plough Corp. .......     2,780,800
  19,800    Warner-Lambert Co. ..........     1,879,763
                                           ------------
                                             19,800,388
                                           ------------
            Major U.S. Telecommunications (0.5%)
  13,550    AT&T Corp. ..................       714,763
  17,350    SBC Communications, Inc. ....       748,219
                                           ------------
                                              1,462,982
                                           ------------
            Media Conglomerates (1.1%)
  96,100    Disney (Walt) Co. ...........     3,489,631
                                           ------------
            Military/Gov't/Technical (3.8%)
  97,450    General Motors Corp. (Class
             H)*.........................    10,963,125
  35,600    Raytheon Co. (Class B).......       812,125
                                           ------------
                                             11,775,250
                                           ------------
            Motor Vehicles (0.0%)
     900    General Motors Corp. ........        72,394
                                           ------------

            Multi-Line Insurance (3.2%)
 291,700    Allstate Corp. ..............     6,763,794
  31,387    American International Group,
             Inc. .......................     3,268,171
                                           ------------
                                             10,031,965
                                           ------------
            Multi-Sector Companies (1.6%)
  38,200    General Electric Co. ........     5,094,925
                                           ------------
            Oilfield Services/Equipment (5.2%)
 408,500    Baker Hughes Inc. ...........    10,059,313
 169,100    Halliburton Co. .............     6,087,600
                                           ------------
                                             16,146,913
                                           ------------
            Other Consumer Services (0.1%)
     400    SkillSoft Corp.*.............         5,600
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Other Telecommunications (4.0%)
  29,700    Sonera Corp. (ADR)
             (Finland)*..................  $  2,056,725
 281,900    Williams Communications
             Group, Inc.*................    10,606,488
                                           ------------
                                             12,663,213
                                           ------------
            Package Goods/Cosmetics (3.6%)
 235,000    Gillette Co. ................     8,841,875
  23,700    Procter & Gamble Co. ........     2,390,738
                                           ------------
                                             11,232,613
                                           ------------
            Paper (1.5%)
 176,700    Fort James Corp. ............     4,726,725
                                           ------------

            Precision Instruments (2.3%)
 111,000    Agilent Technologies,
             Inc.*.......................     7,346,813
                                           ------------

            Property - Casualty Insurers (0.4%)
  20,500    Progressive Corp. ...........     1,276,125
                                           ------------

            Restaurants (2.0%)
 119,200    McDonald's Corp. ............     4,432,750
  61,810    Tricon Global Restaurants,
             Inc.*.......................     1,769,311
                                           ------------
                                              6,202,061
                                           ------------
            Semiconductors (4.3%)
  86,500    Intel Corp. .................     8,552,688
  45,000    Texas Instruments, Inc. .....     4,854,375
                                           ------------
                                             13,407,063
                                           ------------
            Telecommunication Equipment (5.1%)
  60,500    Lucent Technologies Inc. ....     3,342,625
  92,500    Motorola, Inc. ..............    12,649,375
     400    Turnstone Systems, Inc.*.....        11,600
                                           ------------
                                             16,003,600
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
             $226,067,303)...............   306,490,757
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.7%)
            REPURCHASE AGREEMENT
 $8,324     The Bank of New York 5.75% due
            02/01/00 (dated 01/31/00;
            proceeds $8,325,615) (a)
            (Identified Cost $8,324,285)...   8,324,285
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

PORTFOLIO OF INVESTMENTS January 31, 2000 (unaudited) continued



                                              VALUE
-------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $234,391,588)
(b)...........................   100.7%    $314,815,042

LIABILITIES IN EXCESS OF OTHER
ASSETS........................    (0.7)      (2,146,886)
                                 -----     ------------

NET ASSETS....................   100.0%    $312,668,156
                                 =====     ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Collateralized by $8,523,999 U.S. Treasury Note
     6.25% due 06/30/02 valued at $8,490,787.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $88,509,123 and the aggregate gross unrealized depreciation is $8,085,669, resulting in net unrealized appreciation of $80,423,454.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $234,391,588)...........  $314,815,042
Receivable for:
    Shares of beneficial interest sold....     2,645,919
    Dividends.............................       194,044
    Investments sold......................       142,408
Prepaid expenses and other assets.........        92,232
                                            ------------
    TOTAL ASSETS..........................   317,889,645
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................     4,246,775
    Shares of beneficial interest.........       464,137
    Plan of distribution fee..............       196,702
    Investment management fee.............       193,286
Accrued expenses and other payables.......       120,589
                                            ------------
    TOTAL LIABILITIES.....................     5,221,489
                                            ------------
    NET ASSETS............................  $312,668,156
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $233,251,190
Net unrealized appreciation...............    80,423,454
Accumulated net investment loss...........      (574,818)
Accumulated net realized loss.............      (431,670)
                                            ------------
    NET ASSETS............................  $312,668,156
                                            ============
CLASS A SHARES:
Net Assets................................    $7,202,303
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       335,720
    NET ASSET VALUE PER SHARE.............        $21.45
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $22.64
                                            ============
CLASS B SHARES:
Net Assets................................  $292,609,024
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    13,868,160
    NET ASSET VALUE PER SHARE.............        $21.10
                                            ============
CLASS C SHARES:
Net Assets................................    $6,888,889
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       326,487
    NET ASSET VALUE PER SHARE.............        $21.10
                                            ============
CLASS D SHARES:
Net Assets................................    $5,967,940
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       276,460
    NET ASSET VALUE PER SHARE.............        $21.59
                                            ============

STATEMENT OF OPERATIONS
For the six months ended January 31, 2000 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $9,998 foreign
 withholding tax).........................  $ 1,389,513
Interest..................................      196,555
                                            -----------

    TOTAL INCOME..........................    1,586,068
                                            -----------

EXPENSES
Plan of distribution fee (Class A
 shares)..................................        6,754
Plan of distribution fee (Class B
 shares)..................................      933,632
Plan of distribution fee (Class C
 shares)..................................       18,672
Investment management fee.................      917,733
Transfer agent fees and expenses..........      105,029
Registration fees.........................       67,394
Professional fees.........................       44,965
Shareholder reports and notices...........       39,349
Organizational expenses...................       10,176
Trustees' fees and expenses...............        5,465
Custodian fees............................        4,294
Other.....................................        7,423
                                            -----------

    TOTAL EXPENSES........................    2,160,886
                                            -----------

    NET INVESTMENT LOSS...................     (574,818)
                                            -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................      581,585
Net change in unrealized appreciation.....   27,550,122
                                            -----------

    NET GAIN..............................   28,131,707
                                            -----------

NET INCREASE..............................  $27,556,889
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JANUARY 31, 2000  JULY 31, 1999
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................    $   (574,818)    $ (1,156,175)
Net realized gain.....................................         581,585       14,349,364
Net change in unrealized appreciation.................      27,550,122       26,980,524
                                                          ------------     ------------

    NET INCREASE......................................      27,556,889       40,173,713
                                                          ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares........................................        (343,469)         (78,538)
Class B shares........................................     (14,177,469)      (8,017,342)
Class C shares........................................        (265,441)         (36,827)
Class D shares........................................        (217,069)            (597)
                                                          ------------     ------------

    TOTAL DISTRIBUTIONS...............................     (15,003,448)      (8,133,304)
                                                          ------------     ------------

Net increase from transactions in shares of
 beneficial interest..................................      97,673,684       16,076,667
                                                          ------------     ------------

    NET INCREASE......................................     110,227,125       48,117,076

NET ASSETS:
Beginning of period...................................     202,441,031      154,323,955
                                                          ------------     ------------
    END OF PERIOD
    (Including a net investment loss of $574,818 and
    $0, respectively).................................    $312,668,156     $202,441,031
                                                          ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Investment Management Company (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $127,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of November 30, 1999.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,480,461 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $121,435 and $2,179, respectively and received $28,230 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2000 aggregated $162,340,790 and $80,333,547, respectively.

For the six months ended January 31, 2000, the Fund incurred brokerage commissions of $21,055 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $5,400.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                       ENDED
                                                                  JANUARY 31, 2000                 JULY 31, 1999
                                                              ------------------------       -------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT            SHARES        AMOUNT
                                                              ---------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................    303,950   $  6,492,322          262,041   $  5,265,953
Reinvestment of distributions...............................     16,047        329,290            4,229         73,536
Redeemed....................................................   (184,650)    (3,971,336)        (140,633)    (2,838,266)
                                                              ---------   ------------       ----------   ------------
Net increase - Class A......................................    135,347      2,850,276          125,637      2,501,223
                                                              ---------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................  4,527,180     93,453,436        2,294,287     41,396,214
Reinvestment of distributions...............................    640,068     12,922,983          423,058      7,289,285
Redeemed....................................................   (989,163)   (20,425,101)      (2,161,664)   (37,861,050)
                                                              ---------   ------------       ----------   ------------
Net increase - Class B......................................  4,178,085     85,951,318          555,681     10,824,449
                                                              ---------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................    277,727      5,719,944           48,860        970,933
Reinvestment of distributions...............................     12,638        255,289            2,093         36,001
Redeemed....................................................    (43,835)      (922,779)         (13,007)      (236,796)
                                                              ---------   ------------       ----------   ------------
Net increase - Class C......................................    246,530      5,052,454           37,946        770,138
                                                              ---------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................    170,049      3,631,147           96,551      1,980,260
Reinvestment of distributions...............................     10,162        209,734               34            597
Redeemed....................................................     (1,007)       (21,245)              --             --
                                                              ---------   ------------       ----------   ------------
Net increase - Class D......................................    179,204      3,819,636           96,585      1,980,857
                                                              ---------   ------------       ----------   ------------
Net increase in Fund........................................  4,739,166   $ 97,673,684          815,849   $ 16,076,667
                                                              =========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2000 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At July 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                                MONTHS ENDED         ENDED           ENDED          THROUGH
                                                              JANUARY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $20.36            $16.78          $16.59          $16.07
                                                                   ------            ------          ------          ------

Income (loss) from investment operations:
 Net investment income (loss)...............................           --                --           (0.01)           0.01
 Net realized and unrealized gain...........................         2.28              4.47            1.34            0.51
                                                                   ------            ------          ------          ------

Total income from investment operations.....................         2.28              4.47            1.33            0.52
                                                                   ------            ------          ------          ------

Less distributions from net realized gain...................        (1.19)            (0.89)          (1.14)             --
                                                                   ------            ------          ------          ------

Net asset value, end of period..............................       $21.45            $20.36          $16.78          $16.59
                                                                   ======            ======          ======          ======

TOTAL RETURN+...............................................        11.17%(1)         27.78%           8.94%           3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.23%(2)(3)       1.30%(3)        1.31%           1.31%(2)

Net investment income (loss)................................         0.06%(2)(3)      (0.10)%(3)      (0.07)%          4.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $7,202            $4,079          $1,254             $10

Portfolio turnover rate.....................................           26%(1)            79%             93%            198%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                                                                                                   FOR THE PERIOD
                                                  FOR THE SIX               FOR THE YEAR ENDED JULY 31,          NOVEMBER 30, 1994*
                                                  MONTHS ENDED      ------------------------------------------        THROUGH
                                               JANUARY 31, 2000++    1999++       1998++     1997**     1996       JULY 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........         $20.10          $16.68       $16.59     $12.00    $11.75         $10.00
                                                      ------          ------       ------     ------    ------         ------

Income (loss) from investment operations:
 Net investment income (loss)................          (0.05)          (0.12)       (0.08)      0.04      0.15           0.21
 Net realized and unrealized gain............           2.24            4.43         1.31       5.81      0.80           1.68
                                                      ------          ------       ------     ------    ------         ------

Total income from investment operations......           2.19            4.31         1.23       5.85      0.95           1.89
                                                      ------          ------       ------     ------    ------         ------

Less dividends and distributions from:
 Net investment income.......................             --              --           --      (0.06)    (0.21)         (0.14)
 Net realized gain...........................          (1.19)          (0.89)       (1.14)     (1.20)    (0.49)            --
                                                      ------          ------       ------     ------    ------         ------

Total dividends and distributions............          (1.19)          (0.89)       (1.14)     (1.26)    (0.70)         (0.14)
                                                      ------          ------       ------     ------    ------         ------

Net asset value, end of period...............         $21.10          $20.10       $16.68     $16.59    $12.00         $11.75
                                                      ======          ======       ======     ======    ======         ======

TOTAL RETURN+................................          10.87%(1)       27.04%        8.25%     51.66%     8.23%         19.04%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................           1.78%(2)(4)     1.90%(4)     1.90%     2.05%      1.98%(3)       0.94%(2)(3)

Net investment income (loss).................          (0.49)%(2)(4)   (0.70)%(4)   (0.50)%     0.28%     1.30%(3)       3.19%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......       $292,609        $194,763     $152,358   $117,041   $48,524        $36,018

Portfolio turnover rate......................             26%(1)          79%          93%       198%      261%            91%(1)

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by Morgan Stanley Dean Witter Services Company Inc. (the then current Manager) and TCW Investment Management Company (the then current Adviser), the above annualized expense and net investment income ratios would have been 2.21% and 1.07%, respectively, for the year ended July 31, 1996 and 2.66% and 1.47%, respectively, for the period ended July 31, 1995.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                                MONTHS ENDED         ENDED           ENDED          THROUGH
                                                              JANUARY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $20.12           $16.66          $16.59           $16.07
                                                                   ------           ------          ------           ------

Income (loss) from investment operations:
 Net investment income (loss)...............................        (0.08)           (0.09)          (0.12)            0.01
 Net realized and unrealized gain...........................         2.25             4.44            1.33             0.51
                                                                   ------           ------          ------           ------

Total income from investment operations.....................         2.17             4.35            1.21             0.52
                                                                   ------           ------          ------           ------

Less distributions from net realized gain...................        (1.19)           (0.89)          (1.14)              --
                                                                   ------           ------          ------           ------

Net asset value, end of period..............................       $21.10           $20.12          $16.66           $16.59
                                                                   ======           ======          ======           ======

TOTAL RETURN+...............................................        10.76%(1)        27.33%           8.12%            3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.98%(2)(3)      1.72%(3)        2.06%            2.06%(2)

Net investment income (loss)................................        (0.69)%(2)(3)    (0.52)%(3)      (0.70)%           2.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $6,889           $1,609            $700              $38

Portfolio turnover rate.....................................           26%(1)           79%             93%             198%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                                MONTHS ENDED         ENDED           ENDED          THROUGH
                                                              JANUARY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $20.46           $16.83          $16.59           $16.07
                                                                   ------           ------          ------           ------

Income from investment operations:
 Net investment income......................................         0.02             0.02            0.06             0.01
 Net realized and unrealized gain...........................         2.30             4.50            1.32             0.51
                                                                   ------           ------          ------           ------

Total income from investment operations.....................         2.32             4.52            1.38             0.52
                                                                   ------           ------          ------           ------

Less distributions from net realized gain...................        (1.19)           (0.89)          (1.14)              --
                                                                   ------           ------          ------           ------

Net asset value, end of period..............................       $21.59           $20.46          $16.83           $16.59
                                                                   ======           ======          ======           ======

TOTAL RETURN+...............................................        11.32%(1)        28.08%           9.20%            3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.98%(2)(3)      1.06%(3)        1.06%            1.06%(2)

Net investment income.......................................         0.31%(2)(3)      0.14%(3)        0.34%            4.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $5,968           $1,990             $11              $10

Portfolio turnover rate.....................................           26%(1)           79%             93%             198%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas K. McKissick
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
TOTAL RETURN FUND


Semiannual Report
January 31, 2000